Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
401 (K) Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expense related to savings plan	$ 1.4	$ 0.4